Intangibles - Changes in Intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in intangibles
Balance at beginning of year	$ 8,493	$ 6,871
Additions	862	1,006
Disposals	(29)	(9)
Amortization	(236)	(353)
Translation adjustment	(1,128)	14
Merger of Valepar		964
Balance at end of year	7,962	8,493
Goodwill
Changes in intangibles
Balance at beginning of year	4,110	3,081
Translation adjustment	(457)	65
Merger of Valepar		964
Balance at end of year	3,653	4,110
Concessions
Changes in intangibles
Balance at beginning of year	4,002	3,301
Additions	855	980
Disposals	(27)	(9)
Amortization	(135)	(209)
Translation adjustment	(634)	(61)
Balance at end of year	4,061	4,002
Right of use
Changes in intangibles
Balance at beginning of year	152	147
Amortization	(2)	(2)
Translation adjustment	(13)	7
Balance at end of year	137	152
Software
Changes in intangibles
Balance at beginning of year	229	342
Additions	7	26
Disposals	(2)
Amortization	(99)	(142)
Translation adjustment	(24)	3
Balance at end of year	111	229
Carrying amount
Changes in intangibles
Balance at beginning of year	10,980
Balance at end of year	9,820	10,980
Carrying amount | Goodwill
Changes in intangibles
Balance at beginning of year	4,110
Balance at end of year	3,653	4,110
Carrying amount | Concessions
Changes in intangibles
Balance at beginning of year	5,075
Balance at end of year	5,043	5,075
Carrying amount | Right of use
Changes in intangibles
Balance at beginning of year	241
Balance at end of year	201	241
Carrying amount | Software
Changes in intangibles
Balance at beginning of year	1,554
Balance at end of year	923	1,554
Accumulated amortization
Changes in intangibles
Balance at beginning of year	(2,487)
Balance at end of year	(1,858)	(2,487)
Accumulated amortization | Concessions
Changes in intangibles
Balance at beginning of year	(1,073)
Balance at end of year	(982)	(1,073)
Accumulated amortization | Right of use
Changes in intangibles
Balance at beginning of year	(89)
Balance at end of year	(64)	(89)
Accumulated amortization | Software
Changes in intangibles
Balance at beginning of year	(1,325)
Balance at end of year	$ (812)	$ (1,325)